Share-based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 03, 2015 shares	Nov. 30, 2009 shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 CNY (¥) shares	Apr. 30, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥			¥ 18,400,000
2009 RSU Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense				$ 670						¥ 4,667,000
Weighted average remaining vesting period				1 year 9 months 18 days	1 year 9 months 18 days
NetEase Group [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares-based compensation expense | ¥					¥ 4,356,000	¥ 6,176,000		¥ 5,290,000
NetEase Group [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding on other than options share-based compensation				178,425						178,425
Aggreagate intrinsic value outstanding on share-based compensation other than options				$ 2,200						¥ 15,200,000
NetEase Group [Member] | Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options outstanding intrinsic value per share | $ / shares				$ 12.2656
NetEase Group [Member] | American Depositary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other than options outstanding intrinsic value per share | $ / shares				306.64
NetEase Group [Member] | 2009 RSU Plan [Member] | Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance		323,694,050
Term of compensation plan		10 years
Youdao, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of share options granted | $ / shares				$ 4.12			$ 0.33		$ 0.08
Fair value of options vested				$ 398	¥ 2,771,000	0		0
Youdao, Inc. [Member] | 2015 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares reserved for future issuance	8,000,000										10,222,222
Term of compensation plan	10 years
Shares-based compensation expense | ¥						¥ 0		¥ 0
Total unrecognized compensation expense				$ 4,049						¥ 28,188,000
Weighted average remaining vesting period				2 years 6 months 10 days	2 years 6 months 10 days
Additional number of shares reserved for future issuance											2,222,222